Capital structure and financial items - Financial risks - Key currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2025 kr / $ kr / ¥ kr / $	Dec. 31, 2024 kr / $ kr / ¥ kr / $	Dec. 31, 2023 kr / $ kr / ¥ kr / $
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100)	662	689	689
Year-end exchange rate applied (DKK per 100)	635	714	674
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / ¥	92	96	97
Year-end exchange rate applied (DKK per 100) | kr / ¥	91	98	95
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100)	4.43	4.56	4.91
Year-end exchange rate applied (DKK per 100)	4.07	4.53	4.77